Benefit Plans And Obligations For Termination Indemnity (Fair Value Of The Asset Values By Category) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		$ 289,493	$ 164,282	$ 167,961
Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	[1]	1,899
Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	[2]	93,149
International Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	[3]	6,016
Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		188,411
Quoted Prices In Active Markets For Identical Assets (Level 1)
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		289,493
Quoted Prices In Active Markets For Identical Assets (Level 1) | Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	[1]	1,899
Quoted Prices In Active Markets For Identical Assets (Level 1) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	[2]	93,149
Quoted Prices In Active Markets For Identical Assets (Level 1) | International Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	[3]	6,016
Quoted Prices In Active Markets For Identical Assets (Level 1) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		188,411
Significant Observable Inputs (Level 2)
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		0
Significant Observable Inputs (Level 2) | Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	[1]	0
Significant Observable Inputs (Level 2) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	[2]	0
Significant Observable Inputs (Level 2) | International Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	[3]	0
Significant Observable Inputs (Level 2) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	[4]	0
Significant Unobservable Inputs (Level 3)
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset		0
Significant Unobservable Inputs (Level 3) | Money Market Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	[1]	0
Significant Unobservable Inputs (Level 3) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	[2]	0
Significant Unobservable Inputs (Level 3) | International Companies
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	[3]	0
Significant Unobservable Inputs (Level 3) | Mutual Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of the asset	[4]	$ 0

[1]	This category includes highly liquid daily traded cash-like vehicles.
[2]	This category invests in highly liquid mutual funds representing a diverse offering of debt issuance.
[3]	This category represents common stocks of companies domiciled outside of the U.S.; they can be represented by ordinary shares or ADRs.
[4]	This category represents highly liquid diverse equity mutual funds of varying asset classes and styles.